Distribution Date:	08/17/26	BBCMS Mortgage Trust 2022-C15
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C15

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	21
			Liat Heller		liat.heller@rialtocapital.com
Delinquency Loan Detail	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Collateral Stratification and Historical Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
			Attention: BBCMS 2022-C15 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25-26
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30

Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552FAW7	2.890000%	12,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05552FAX5	3.610000%	75,600,000.00	75,222,221.20	281,784.34	226,293.52	0.00	0.00	508,077.86	74,940,436.86	30.29%	30.00%
A-3	05552FAY3	3.752000%	87,800,000.00	87,800,000.00	0.00	274,521.33	0.00	0.00	274,521.33	87,800,000.00	30.29%	30.00%
A-4	05552FAZ0	3.524000%	125,000,000.00	125,000,000.00	0.00	367,083.33	0.00	0.00	367,083.33	125,000,000.00	30.29%	30.00%
A-5	05552FBA4	3.662000%	372,300,000.00	372,300,000.00	0.00	1,136,135.50	0.00	0.00	1,136,135.50	372,300,000.00	30.29%	30.00%
A-SB	05552FBB2	3.684000%	23,405,000.00	23,405,000.00	0.00	71,853.35	0.00	0.00	71,853.35	23,405,000.00	30.29%	30.00%
A-S	05552FBE6	3.752000%	94,593,000.00	94,593,000.00	0.00	295,760.78	0.00	0.00	295,760.78	94,593,000.00	20.64%	20.50%
B	05552FBF3	3.752000%	46,053,000.00	46,053,000.00	0.00	143,992.38	0.00	0.00	143,992.38	46,053,000.00	15.95%	15.88%
C	05552FBG1	3.950826%	42,318,000.00	42,318,000.00	0.00	139,325.87	0.00	0.00	139,325.87	42,318,000.00	11.63%	11.63%
D	05552FAE7	2.500000%	27,382,000.00	27,382,000.00	0.00	57,045.83	0.00	0.00	57,045.83	27,382,000.00	8.84%	8.88%
E	05552FAG2	2.500000%	19,914,000.00	19,914,000.00	0.00	41,487.50	0.00	0.00	41,487.50	19,914,000.00	6.81%	6.88%
F	05552FAJ6	2.500000%	22,404,000.00	22,404,000.00	0.00	46,675.00	0.00	0.00	46,675.00	22,404,000.00	4.52%	4.63%
G-RR*	05552FAL1	3.950826%	9,957,000.00	9,957,000.00	0.00	72,288.91	0.00	0.00	72,288.91	9,957,000.00	3.50%	3.63%
H-RR	05552FAN7	3.950826%	36,095,861.00	34,359,072.45	0.00	0.00	0.00	0.00	0.00	34,359,072.45	0.00%	0.00%
RR	05552FAU1	3.950826%	27,124,997.00	26,715,977.06	7,676.24	85,953.08	0.00	0.00	93,629.32	26,708,300.82	0.00%	0.00%
RR Interest	N/A	3.950826%	8,454,915.00	8,327,422.68	2,392.70	26,791.75	0.00	0.00	29,184.45	8,325,029.98	0.00%	0.00%
R	05552FAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552FAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,031,301,773.00	1,015,750,693.39	291,853.28	2,985,208.13	0.00	0.00	3,277,061.41	1,015,458,840.11

X-A	05552FBC0	0.307466%	697,005,000.00	683,727,221.20	0.00	175,185.64	0.00	0.00	175,185.64	683,445,436.86
X-B	05552FBD8	0.152839%	182,964,000.00	182,964,000.00	0.00	23,303.39	0.00	0.00	23,303.39	182,964,000.00
X-D	05552FAA5	1.450826%	47,296,000.00	47,296,000.00	0.00	57,181.88	0.00	0.00	57,181.88	47,296,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	05552FAC1	1.450826%	22,404,000.00	22,404,000.00	0.00	27,086.92	0.00	0.00	27,086.92	22,404,000.00
Notional SubTotal			949,669,000.00	936,391,221.20	0.00	282,757.83	0.00	0.00	282,757.83	936,109,436.86

Deal Distribution Total					291,853.28	3,267,965.96	0.00	0.00	3,559,819.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552FAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05552FAX5	995.00292593	3.72730608	2.99330053	0.00000000	0.00000000	0.00000000	0.00000000	6.72060661	991.27561984
A-3	05552FAY3	1,000.00000000	0.00000000	3.12666663	0.00000000	0.00000000	0.00000000	0.00000000	3.12666663	1,000.00000000
A-4	05552FAZ0	1,000.00000000	0.00000000	2.93666664	0.00000000	0.00000000	0.00000000	0.00000000	2.93666664	1,000.00000000
A-5	05552FBA4	1,000.00000000	0.00000000	3.05166667	0.00000000	0.00000000	0.00000000	0.00000000	3.05166667	1,000.00000000
A-SB	05552FBB2	1,000.00000000	0.00000000	3.07000000	0.00000000	0.00000000	0.00000000	0.00000000	3.07000000	1,000.00000000
A-S	05552FBE6	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
B	05552FBF3	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
C	05552FBG1	1,000.00000000	0.00000000	3.29235479	0.00000000	0.00000000	0.00000000	0.00000000	3.29235479	1,000.00000000
D	05552FAE7	1,000.00000000	0.00000000	2.08333321	0.00000000	0.00000000	0.00000000	0.00000000	2.08333321	1,000.00000000
E	05552FAG2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	05552FAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	05552FAL1	1,000.00000000	0.00000000	7.26010947	(3.96775434)	9.19720197	0.00000000	0.00000000	7.26010947	1,000.00000000
H-RR	05552FAN7	951.88399717	0.00000000	0.00000000	3.13393993	77.71882571	0.00000000	0.00000000	0.00000000	951.88399717
RR	05552FAU1	984.92092220	0.28299505	3.16877749	0.07393144	2.90935369	0.00000000	0.00000000	3.45177255	984.63792715
RR Interest	N/A	984.92092233	0.28299516	3.16877816	0.07393214	2.90934918	0.00000000	0.00000000	3.45177332	984.63792717
R	05552FAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552FAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552FBC0	980.95023881	0.00000000	0.25134058	0.00000000	0.00000000	0.00000000	0.00000000	0.25134058	980.54596001
X-B	05552FBD8	1,000.00000000	0.00000000	0.12736598	0.00000000	0.00000000	0.00000000	0.00000000	0.12736598	1,000.00000000
X-D	05552FAA5	1,000.00000000	0.00000000	1.20902148	0.00000000	0.00000000	0.00000000	0.00000000	1.20902148	1,000.00000000
X-F	05552FAC1	1,000.00000000	0.00000000	1.20902160	0.00000000	0.00000000	0.00000000	0.00000000	1.20902160	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	226,293.52	0.00	226,293.52	0.00	0.00	0.00	226,293.52	0.00
A-3	07/01/26 - 07/30/26	30	0.00	274,521.33	0.00	274,521.33	0.00	0.00	0.00	274,521.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	367,083.33	0.00	367,083.33	0.00	0.00	0.00	367,083.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,136,135.50	0.00	1,136,135.50	0.00	0.00	0.00	1,136,135.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	71,853.35	0.00	71,853.35	0.00	0.00	0.00	71,853.35	0.00
X-A	07/01/26 - 07/30/26	30	0.00	175,185.64	0.00	175,185.64	0.00	0.00	0.00	175,185.64	0.00
X-B	07/01/26 - 07/30/26	30	0.00	23,303.39	0.00	23,303.39	0.00	0.00	0.00	23,303.39	0.00
X-D	07/01/26 - 07/30/26	30	0.00	57,181.88	0.00	57,181.88	0.00	0.00	0.00	57,181.88	0.00
X-F	07/01/26 - 07/30/26	30	0.00	27,086.92	0.00	27,086.92	0.00	0.00	0.00	27,086.92	0.00
A-S	07/01/26 - 07/30/26	30	0.00	295,760.78	0.00	295,760.78	0.00	0.00	0.00	295,760.78	0.00
B	07/01/26 - 07/30/26	30	0.00	143,992.38	0.00	143,992.38	0.00	0.00	0.00	143,992.38	0.00
C	07/01/26 - 07/30/26	30	0.00	139,325.87	0.00	139,325.87	0.00	0.00	0.00	139,325.87	0.00
D	07/01/26 - 07/30/26	30	0.00	57,045.83	0.00	57,045.83	0.00	0.00	0.00	57,045.83	0.00
E	07/01/26 - 07/30/26	30	0.00	41,487.50	0.00	41,487.50	0.00	0.00	0.00	41,487.50	0.00
F	07/01/26 - 07/30/26	30	0.00	46,675.00	0.00	46,675.00	0.00	0.00	0.00	46,675.00	0.00
G-RR	07/01/26 - 07/30/26	30	130,653.31	32,781.98	0.00	32,781.98	(39,506.93)	0.00	0.00	72,288.91	91,576.54
H-RR	07/01/26 - 07/30/26	30	2,683,371.06	113,122.26	0.00	113,122.26	113,122.26	0.00	0.00	0.00	2,805,327.93
RR	07/01/26 - 07/30/26	30	76,658.43	87,958.48	0.00	87,958.48	2,005.39	0.00	0.00	85,953.08	78,916.21
RR Interest	07/01/26 - 07/30/26	30	23,894.55	27,416.83	0.00	27,416.83	625.09	0.00	0.00	26,791.75	24,598.30
Totals			2,914,577.35	3,344,211.77	0.00	3,344,211.77	76,245.81	0.00	0.00	3,267,965.96	3,000,418.98

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,559,819.24
VRR Available Funds	122,813.77
Non-VRR Available Funds	3,437,005.48

Non-VRR Principal Distribution Amount	281,784.34
VRR Principal Distribution Amount	10,068.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,360,720.32	Master Servicing Fee	7,848.96
Interest Reductions due to Nonrecoverability Determination	(105,919.09)	Certificate Administrator Fee	6,453.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	437.34
ARD Interest	0.00	Operating Advisor Fee	1,163.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	262.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,254,801.23	Total Fees	16,455.76

Principal		Expenses/Reimbursements
Scheduled Principal	291,853.28	Reimbursement for Interest on Advances	950.04
Unscheduled Principal Collections		ASER Amount	(45,366.26)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,795.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	291,853.28	Total Expenses/Reimbursements	(29,620.53)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,267,965.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	291,853.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,559,819.24
Total Funds Collected	3,546,654.51	Total Funds Distributed	3,546,654.47

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,015,750,693.39	1,015,750,693.39	Beginning Certificate Balance	1,015,750,693.39
(-) Scheduled Principal Collections	291,853.28	291,853.28	(-) Principal Distributions	291,853.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,015,458,840.11	1,015,458,840.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,016,248,141.38	1,016,248,141.38	Ending Certificate Balance	1,015,458,840.11
Ending Actual Collateral Balance	1,015,997,503.61	1,015,997,503.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,798,849.31	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,798,849.31	0.00	Net WAC Rate	3.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	13	38,984,231.88	3.84%	67	4.2032	1.965867	1.59 or less	14	224,155,387.96	22.07%	67	4.6072	0.531086
5,000,000 to 9,999,999	14	96,907,261.72	9.54%	66	3.8708	1.929407	1.60 to 1.69	1	39,619,523.08	3.90%	65	4.2500	1.640000
10,000,000 to 19,999,999	13	167,599,697.19	16.50%	60	4.1569	2.334939	1.70 to 1.79	3	13,857,000.00	1.36%	64	3.9218	1.747217
20,000,000 to 29,999,999	11	261,848,126.24	25.79%	57	4.2605	1.220796	1.80 to 1.89	8	68,949,161.82	6.79%	67	3.9998	1.835772
30,000,000 to 39,999,999	4	135,119,523.08	13.31%	50	3.4721	2.549750	1.90 to 1.99	5	125,200,000.00	12.33%	66	3.6299	1.961789
40,000,000 or greater	6	315,000,000.00	31.02%	58	3.4321	2.323651	2.00 to 2.49	17	276,850,432.99	27.26%	57	3.7931	2.284011
Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856	2.50 to 2.99	8	114,248,371.96	11.25%	32	3.2263	2.700851
							3.00 to 3.99	4	122,078,962.30	12.02%	49	3.2148	3.317641
							4.00 or greater	1	30,500,000.00	3.00%	67	3.4300	4.090000
							Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	8,994,869.90	0.89%	65	3.6280	1.940000	South Carolina	2	5,015,613.85	0.49%	66	3.8937	2.333172
Arizona	4	19,147,087.14	1.89%	65	3.9445	2.103502	Texas	8	47,862,690.30	4.71%	67	4.2658	1.484299
Arkansas	1	3,100,000.00	0.31%	66	3.9350	2.200000	Virginia	3	32,890,625.13	3.24%	67	4.6608	0.946285
California	7	152,575,853.30	15.03%	40	2.8017	2.739691	Washington	3	69,641,903.33	6.86%	32	2.9971	2.388004
Colorado	2	20,700,000.00	2.04%	66	4.4151	2.632850	Washington, DC	2	21,000,000.00	2.07%	62	3.0025	2.180000
Connecticut	1	4,180,000.00	0.41%	67	4.3800	0.830000	Wisconsin	1	24,750,000.00	2.44%	67	4.2100	2.430000
Delaware	14	59,999,999.99	5.91%	66	3.6495	1.980000	Totals	153	1,015,458,840.11	100.00%	58	3.8421	2.019856
Florida	9	47,746,686.99	4.70%	66	4.3723	2.238094
									Property Type³
Georgia	8	2,289,539.19	0.23%	63	3.7238	1.750000
Idaho	1	11,149,319.60	1.10%	64	3.7200	1.870000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	11,544,679.92	1.14%	66	3.6405	1.213793		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	8	2,568,507.84	0.25%	63	3.7238	1.750000	Industrial	16	92,851,665.75	9.14%	67	4.0112	1.229544
Louisiana	1	3,857,000.00	0.38%	67	4.4350	1.740000	Lodging	7	57,939,749.54	5.71%	67	4.0784	3.344982
Maine	3	37,374,104.51	3.68%	67	3.4664	3.694557	Mixed Use	4	17,318,619.27	1.71%	63	4.1526	2.797271
Maryland	2	24,022,596.10	2.37%	67	4.3209	1.615722	Mobile Home Park	1	24,164,472.94	2.38%	68	4.6400	1.210000
Massachusetts	2	4,250,605.93	0.42%	65	3.6280	2.080000	Multi-Family	40	118,111,101.27	11.63%	66	4.1348	1.665838
Michigan	16	36,649,842.22	3.61%	40	3.7664	3.303212	Office	26	418,867,759.82	41.25%	49	3.5355	2.163582
Missouri	1	3,486,425.05	0.34%	65	3.6280	2.080000	Other	5	5,344,560.00	0.53%	29	3.7780	3.760000
Nevada	9	70,294,094.29	6.92%	52	4.1875	2.247906	Retail	10	101,930,904.85	10.04%	57	4.1465	1.828025
New Jersey	1	50,000,000.00	4.92%	65	4.2600	2.220000	Self Storage	44	178,930,006.67	17.62%	66	3.8930	1.989534
New York	14	167,100,923.98	16.46%	67	4.3195	1.554048	Totals	153	1,015,458,840.11	100.00%	58	3.8421	2.019856
North Carolina	2	33,802,616.99	3.33%	67	4.3038	0.104038
Ohio	20	29,861,952.95	2.94%	67	4.5429	(0.549984)
Oklahoma	1	1,819,110.12	0.18%	65	3.6280	2.080000
Pennsylvania	3	7,782,191.49	0.77%	65	3.6280	1.940000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	6	213,600,000.00	21.03%	36	2.7281	2.693848	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	15	249,973,964.33	24.62%	66	3.6057	2.247622	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	5	69,831,579.29	6.88%	38	3.8882	3.202039	25 months or greater	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
	4.00000% to 4.24999%	13	132,198,214.18	13.02%	67	4.1239	2.068576	Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
	4.25000% to 4.49999%	13	196,138,188.84	19.32%	66	4.3380	1.700486
	4.50000% to 4.74999%	3	32,441,862.60	3.19%	68	4.6189	1.373107
	4.75000% or greater	6	121,275,030.87	11.94%	67	4.9480	0.318990
	Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	80 months or less	61	1,015,458,840.11	100.00%	58	3.8421	2.019856	Interest Only	44	750,207,000.00	73.88%	56	3.6361	2.255407
81 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	17	265,251,840.11	26.12%	63	4.4249	1.353651
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
	Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	58	979,258,840.11	96.44%	58	3.8583	1.997638			No outstanding loans in this group
	13 months to 24 months	3	36,200,000.00	3.56%	64	3.4045	2.620884
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	1,015,458,840.11	100.00%	58	3.8421	2.019856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-2	30320849	OF	Bellevue	WA	Actual/360	2.952%	165,230.00	0.00	0.00	N/A	02/06/29	--	65,000,000.00	65,000,000.00	08/06/26
2A2	30320697	OF	Los Angeles	CA	Actual/360	2.640%	147,794.65	0.00	0.00	N/A	12/06/31	--	65,000,000.00	65,000,000.00	08/06/26
3A5	30320850	OF	San Jose	CA	Actual/360	2.494%	75,181.46	0.00	0.00	12/06/26	04/06/32	--	35,000,000.00	35,000,000.00	08/06/26
3A6	30320851				Actual/360	2.494%	59,285.95	0.00	0.00	12/06/26	04/06/32	--	27,600,000.00	27,600,000.00	08/06/26
4A1	30320791	IN	New Castle	DE	Actual/360	3.650%	188,557.50	0.00	0.00	N/A	02/06/32	--	60,000,000.00	60,000,000.00	08/06/26
5A2	30320852	SS	Various	Various	Actual/360	3.628%	93,723.33	0.00	0.00	N/A	01/01/32	--	30,000,000.00	30,000,000.00	08/01/26
5A3	30320853				Actual/360	3.628%	62,482.22	0.00	0.00	N/A	01/01/32	--	20,000,000.00	20,000,000.00	08/01/26
5A5	30320854				Actual/360	3.628%	21,868.78	0.00	0.00	N/A	01/01/32	--	7,000,000.00	7,000,000.00	08/01/26
6A1	30320809	MF	Brooklyn	NY	Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	08/06/26
6A10	30508677				Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	08/06/26
6A2	30508673				Actual/360	4.045%	139,327.78	0.00	0.00	N/A	03/06/32	--	40,000,000.00	40,000,000.00	08/06/26
6A4	30508674				Actual/360	4.045%	34,831.94	0.00	0.00	N/A	03/06/32	--	10,000,000.00	10,000,000.00	08/06/26
6A6	30508675				Actual/360	4.045%	5,224.79	0.00	0.00	N/A	03/06/32	--	1,500,000.00	1,500,000.00	08/06/26
6A8	30508676				Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	08/06/26
7A2	30320856	OF	Newark	NJ	Actual/360	4.260%	165,075.00	0.00	0.00	N/A	01/06/32	--	45,000,000.00	45,000,000.00	08/06/26
7A5	30320859				Actual/360	4.260%	18,341.67	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	08/06/26
8A1	30320860	SS	Various	Various	Actual/360	3.628%	124,964.44	0.00	0.00	N/A	01/01/32	--	40,000,000.00	40,000,000.00	08/01/26
8A4	30320861				Actual/360	3.628%	18,744.67	0.00	0.00	N/A	01/01/32	--	6,000,000.00	6,000,000.00	08/01/26
9A3	30508380	OF	Las Vegas	NV	Actual/360	4.250%	145,185.26	51,590.70	0.00	N/A	01/06/32	--	39,671,113.78	39,619,523.08	08/06/26
10A3	30320862	OF	New York	NY	Actual/360	4.910%	84,561.11	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	06/06/26
10A5	30320863				Actual/360	4.910%	58,769.97	0.00	0.00	N/A	02/06/32	--	13,900,000.00	13,900,000.00	06/06/26
11	30320864	MF	Newport News	VA	Actual/360	4.785%	121,149.80	41,215.51	0.00	N/A	03/05/32	--	29,402,316.80	29,361,101.29	07/05/26
12	30320865	LO	Portland	ME	Actual/360	3.430%	90,085.14	0.00	0.00	N/A	03/01/32	--	30,500,000.00	30,500,000.00	08/01/26
13A-2-2	30508639	Various Detroit		MI	Actual/360	3.778%	84,585.22	0.00	0.00	N/A	01/01/29	--	26,000,000.00	26,000,000.00	08/01/26
14	30320866	MH	Houston	TX	Actual/360	4.640%	96,699.17	37,210.61	0.00	N/A	04/01/32	--	24,201,683.55	24,164,472.94	08/01/26
15	30508596	OF	Syracuse	NY	Actual/360	5.020%	0.00	0.00	0.00	N/A	03/06/32	--	24,502,552.01	24,502,552.01	01/06/24
16	30320867	RT	Green Bay	WI	Actual/360	4.210%	89,725.63	0.00	0.00	N/A	03/01/32	--	24,750,000.00	24,750,000.00	08/01/26
17	30508682	RT	Monroe	NC	Actual/360	4.430%	92,125.54	0.00	0.00	N/A	04/06/32	--	24,150,000.00	24,150,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A6	30320868	OF	Washington	DC	Actual/360	3.002%	28,440.35	0.00	0.00	N/A	10/01/31	--	11,000,000.00	11,000,000.00	07/01/26
18A7	30320869				Actual/360	3.002%	25,854.86	0.00	0.00	N/A	10/01/31	--	10,000,000.00	10,000,000.00	07/01/26
19	30508694	IN	Cincinnati	OH	Actual/360	4.800%	86,056.00	0.00	0.00	N/A	04/06/32	--	20,820,000.00	20,820,000.00	04/06/26
20	30320870	SS	Columbia	MD	Actual/360	4.440%	78,378.33	0.00	0.00	N/A	03/01/32	--	20,500,000.00	20,500,000.00	08/01/26
21A2	30320871	RT	Reno	NV	Actual/360	3.930%	53,873.92	40,442.38	0.00	N/A	12/01/26	--	15,919,404.68	15,878,962.30	08/01/26
22A2	30320822	LO	Various	NY	Actual/360	4.170%	53,048.41	24,914.44	0.00	N/A	03/06/32	--	14,773,286.40	14,748,371.96	08/06/26
23	30320872	OF	Fort Myers	FL	Actual/360	4.169%	55,644.57	0.00	0.00	N/A	01/06/32	--	15,500,000.00	15,500,000.00	08/06/26
24	30320873	SS	Denver	CO	Actual/360	4.447%	59,355.10	0.00	0.00	N/A	02/06/32	--	15,500,000.00	15,500,000.00	08/06/26
25A2	30320874	Various Various		NY	Actual/360	3.960%	51,832.00	0.00	0.00	N/A	02/06/32	--	15,200,000.00	15,200,000.00	08/06/26
26	30508715	LO	Bradenton	FL	Actual/360	5.530%	60,513.69	16,392.12	0.00	N/A	04/06/32	--	12,707,769.69	12,691,377.57	08/06/26
27	30320875	IN	Las Vegas	NV	Actual/360	4.450%	46,178.65	19,304.79	0.00	N/A	03/06/32	--	12,050,970.55	12,031,665.76	08/06/26
28	30320876	RT	Boise	ID	Actual/360	3.720%	35,781.43	20,741.90	0.00	N/A	12/06/31	--	11,170,061.50	11,149,319.60	08/06/26
29A10	30320878	MF	Various	Various	Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	08/06/26
29A8	30320877				Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	08/06/26
30	30320879	OF	Irvine	CA	Actual/360	4.210%	36,252.78	0.00	0.00	N/A	03/01/32	--	10,000,000.00	10,000,000.00	08/01/26
31	30320880	SS	Statesville	NC	Actual/360	3.988%	33,193.79	13,286.77	0.00	N/A	01/06/32	--	9,665,903.76	9,652,616.99	08/06/26
32	30320881	SS	Balch Springs	TX	Actual/360	4.254%	35,532.72	0.00	0.00	N/A	01/06/32	--	9,700,000.00	9,700,000.00	08/06/26
33	30320882	OF	Westmont	IL	Actual/360	3.645%	26,641.01	13,133.45	0.00	N/A	03/06/32	--	8,487,778.18	8,474,644.73	08/06/26
34	30320883	MF	Brooklyn	NY	Actual/360	3.560%	25,536.08	0.00	0.00	N/A	02/01/32	--	8,330,000.00	8,330,000.00	08/01/26
35	30320884	MF	Brooklyn	NY	Actual/360	3.500%	24,713.89	0.00	0.00	N/A	02/01/32	--	8,200,000.00	8,200,000.00	08/01/26
36	30320885	MU	Glendale	AZ	Actual/360	4.436%	28,649.17	0.00	0.00	N/A	02/06/32	--	7,500,000.00	7,500,000.00	08/06/26
37	30320886	SS	Bartow	FL	Actual/360	4.130%	21,338.33	0.00	0.00	N/A	04/01/32	--	6,000,000.00	6,000,000.00	08/01/26
38	30320887	SS	Monroe	MI	Actual/360	3.400%	17,127.50	0.00	0.00	N/A	01/06/32	--	5,850,000.00	5,850,000.00	08/06/26
39	30320888	SS	Grand Junction	CO	Actual/360	4.320%	19,344.00	0.00	0.00	N/A	03/01/32	--	5,200,000.00	5,200,000.00	08/01/26
40	30320889	RT	Gaylord	MI	Actual/360	4.150%	17,181.70	8,095.67	0.00	N/A	04/01/32	--	4,807,937.89	4,799,842.22	08/01/26
41	30320890	MF	Brooklyn	NY	Actual/360	4.563%	18,663.94	0.00	0.00	N/A	02/06/32	--	4,750,000.00	4,750,000.00	08/06/26
43	30320892	MF	Brooklyn	NY	Actual/360	3.630%	13,972.48	0.00	0.00	N/A	02/01/32	--	4,470,000.00	4,470,000.00	08/01/26
44	30320893	RT	Waterbury	CT	Actual/360	4.380%	15,765.57	0.00	0.00	N/A	03/06/32	--	4,180,000.00	4,180,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
45	30320894	OF	Orange	OH	Actual/360	4.250%	14,272.92	0.00	0.00	N/A	04/01/32	--	3,900,000.00	3,900,000.00	08/01/26
46	30320895	RT	Port Allen	LA	Actual/360	4.435%	14,729.99	0.00	0.00	N/A	03/06/32	--	3,857,000.00	3,857,000.00	08/06/26
47	30320896	SS	Calexico	CA	Actual/360	4.550%	13,842.16	5,524.94	0.00	N/A	04/01/32	--	3,532,914.60	3,527,389.66	08/01/26
48	30320897	RT	Murrells Inlet	SC	Actual/360	4.020%	11,769.67	0.00	0.00	N/A	02/06/32	--	3,400,000.00	3,400,000.00	08/06/26
49	30320898	RT	Fayetteville	AR	Actual/360	3.935%	10,504.26	0.00	0.00	N/A	02/06/32	--	3,100,000.00	3,100,000.00	08/06/26
Totals							3,254,801.23	291,853.28	0.00				1,015,750,693.39	1,015,458,840.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-2	38,747,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	15,964,756.17	4,335,346.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	36,004,581.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	36,004,581.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	10,447,461.45	2,667,533.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	8,538,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	8,538,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	8,538,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A10	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8	7,717,385.96	1,983,800.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	11,409,752.12	2,910,111.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	11,409,752.12	2,910,111.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	12,711,860.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	12,711,860.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	8,396,827.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	14,814,412.00	0.00	--	--	--	0.00	0.00	84,176.37	165,970.83	0.00	0.00
10A5	14,814,412.00	0.00	--	--	--	0.00	0.00	58,502.57	115,349.73	0.00	0.00
11	1,658,124.46	0.00	--	--	--	0.00	0.00	162,302.01	162,302.01	0.00	0.00
12	4,922,734.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2-2	54,080,853.61	52,220,475.48	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,961,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(811,528.58)	0.00	--	--	03/11/26	23,744,397.10	1,103,796.77	(260.37)	1,104,003.53	93,924.86	0.00
16	2,715,273.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,899,526.02	(66,545.11)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A6	0.00	0.00	--	--	01/12/26	4,752,656.68	12,277.70	16,138.97	16,138.97	0.00	0.00
18A7	0.00	0.00	--	--	01/12/26	4,320,596.98	11,161.54	14,671.80	14,671.80	0.00	0.00
19	(1,466,676.00)	0.00	--	--	06/11/26	0.00	0.00	85,834.76	338,495.60	165,621.98	0.00
20	1,453,770.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	16,552,842.52	16,393,871.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	9,902,289.87	1,839,375.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,470,553.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,811,794.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2	11,288,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,520,441.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,016,754.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,405,560.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A10	19,381,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A8	19,381,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	681,005.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	556,817.15	537,282.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	684,972.79	638,747.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	643,373.84	134,089.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	816,701.85	822,406.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	546,583.87	580,990.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	775,837.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	598,764.23	582,515.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	503,941.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	656,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	645,726.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	327,001.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	457,849.95	469,933.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	80,231.03	0.00
44	170,064.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	404,560.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	318,459.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	561,269.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	376,354.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	295,850.75	271,917.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	457,524,953.73	99,150,965.62				32,817,650.76	1,127,236.01	421,366.12	1,916,932.47	339,777.87	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	2	33,900,000.00	0	0.00	2	45,322,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842112%	3.823238%	58
07/17/26	0	0.00	3	41,820,000.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842254%	3.823380%	59
06/17/26	3	41,820,000.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842408%	3.823534%	60
05/15/26	3	41,820,000.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842548%	3.823675%	61
04/17/26	0	0.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842701%	3.823828%	62
03/17/26	0	0.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.842840%	3.823967%	63
02/18/26	0	0.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.843028%	3.824155%	64
01/16/26	2	21,000,000.00	0	0.00	1	24,502,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.843155%	3.824283%	65
12/17/25	0	0.00	0	0.00	3	45,502,552.01	0	0.00	0	0.00	1	20,820,000.00	0	0.00	0	0.00	3.843270%	3.824398%	66
11/18/25	0	0.00	2	21,000,000.00	2	45,322,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.843396%	3.824523%	67
10/20/25	2	21,000,000.00	0	0.00	2	45,322,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.843510%	3.824637%	68
09/17/25	0	0.00	0	0.00	4	66,322,552.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.843634%	3.824761%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10A3	30320862	06/06/26	1	1	84,176.37	165,970.83	0.00	20,000,000.00	05/19/26	98
10A5	30320863	06/06/26	1	1	58,502.57	115,349.73	0.00	13,900,000.00	05/19/26	98
11	30320864	07/05/26	0	B	162,302.01	162,302.01	0.00	29,402,316.80
15	30508596	01/06/24	30	6	(260.37)	1,104,003.53	160,107.98	25,000,000.00	06/07/23	2
18A6	30320868	07/01/26	0	B	16,138.97	16,138.97	0.00	11,000,000.00	06/09/25	2
18A7	30320869	07/01/26	0	B	14,671.80	14,671.80	0.00	10,000,000.00	06/09/25	2
19	30508694	04/06/26	3	3	85,834.76	338,495.60	167,121.98	20,820,000.00	06/06/24	98
Totals					421,366.12	1,916,932.47	327,229.96	130,122,316.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		15,878,962	15,878,962	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		91,000,000	91,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		908,579,878	829,357,326	79,222,552		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,015,458,840	936,236,288	33,900,000	0	45,322,552	0
Jul-26	1,015,750,693	949,428,141	0	41,820,000	24,502,552	0
Jun-26	1,016,064,099	949,741,547	41,820,000	0	24,502,552	0
May-26	1,016,353,700	950,031,148	41,820,000	0	24,502,552	0
Apr-26	1,016,664,934	992,162,382	0	0	24,502,552	0
Mar-26	1,016,952,298	992,449,746	0	0	24,502,552	0
Feb-26	1,017,331,553	992,829,001	0	0	24,502,552	0
Jan-26	1,017,591,928	972,089,376	21,000,000	0	24,502,552	0
Dec-25	1,017,812,683	972,310,131	0	0	45,502,552	0
Nov-25	1,018,049,705	951,727,153	0	21,000,000	45,322,552	0
Oct-25	1,018,268,741	951,946,189	21,000,000	0	45,322,552	0
Sep-25	1,018,504,106	952,181,554	0	0	66,322,552	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10A3	30320862	20,000,000.00	20,000,000.00	465,000,000.00	11/03/21	13,596,830.00	0.94000	12/31/25	02/06/32	I/O
10A5	30320863	13,900,000.00	13,900,000.00	465,000,000.00	11/03/21	13,596,830.00	0.94000	12/31/25	02/06/32	I/O
15	30508596	24,502,552.01	25,000,000.00	5,500,000.00	02/19/26	(934,648.98)	(0.58000)	12/31/25	03/06/32	307
18A6	30320868	11,000,000.00	11,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
18A7	30320869	10,000,000.00	10,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
19	30508694	20,820,000.00	20,820,000.00		--	(1,671,026.00)	(1.65000)	09/30/25	04/06/32	I/O
44	30320893	4,180,000.00	4,180,000.00	7,960,000.00	11/18/21	153,497.33	0.83000	09/30/25	03/06/32	I/O
Totals		104,402,552.01	104,900,000.00	1,207,060,000.00		52,882,642.35

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10A3	30320862	OF	NY	05/19/26	98

The loan is transferring to the Special Servicer, Keybank, due to Code H, Imminent Monetary Default (Excluding Maturity or Single Tenant) Loans are next due for 7/6/2026 payment. Per Keybank, the loan was transferred as Borrower had put in

	writing its ina bility to pay the amounts owed under the Mortgage Loan in a timely manner. Borrower cited decrease in occupancy and Property needs for capital investment.

10A5	30320863	Various	Various	05/19/26	98

!! Warning, Asset Manager EntID invalid or left blank The loan is transferring to the Special Servicer, Keybank, due to Code H, Imminent Monetary Default (Excluding Maturity or Single Tenant) Loans are next due for 7/6/2026 payment. Per

Keybank, the loan was transferred as Borrower had put in writing its inability to pay the amounts owed under the Mortgage Loan in a timely manner. Borrower cited decrease in occupancy and Property needs for capital investment.

15	30508596	OF	NY	06/07/23	2

8/11/2026 - Guarantor has yet to commit to an amount to be paid at execution towards the settlement, despite agreement on all other terms. If unable to resolve, the Lender may need to take the case to state court to complete the foreclosure.

18A6	30320868	OF	DC	06/09/25	2

8/10/2026 - The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 7/30/2026 combined occupancy is approx. 50%, annualized NOI $9.89MM and DSCR 1.51x The Court appointed Tom Dwyer of

Transwestern as Receiver on 12/4. Roof replac ement at 820 1st. has been completed. Receiver continues to address various other capex needs at the properties. Leasing agents continues to respond to RFPs, however no strong leads at this

	time. Working with local brokers on estimated values of the bui ldings and possible exit strategies.

18A7	30320869	Various	Various	06/09/25	2

12/10/2025- The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 6/30/25 each building is 64% occupied. The Loan is under cash management and all excess cash is being trapped. The receivership petition, including affidavit from B orrower supporting the appointment, was filed on 11/19 and Borrower''s counsel acknowledged receipt on 11/20. Local counsel following up with the court to push for the entry of the order.

19	30508694	IN	OH	06/06/24	98

8/11/2026 - The subject property is 100% leased to U.S. Medical Glove Company (USMG) pursuant to a single-tenant lease encompassing 638,595 square feet, with a term expiring February 1, 2047. The loan has been in monetary default since

May 6, 2026. A noti ce of default has been sent to Borrower. Borrower has since reached out to the Special Servicer to discuss workout options.The Special Servicer is evaluating all options, including the immediate appointment of a receiver and

	commencement of foreclosure pr oceedings.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
44	30320893	RT	CT	01/16/26	98
8/11/2026 - Counsel has received the custodial file and a complaint is expected to be filed in August 2026. Borrower has not sent updated financials despite multiple requests.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	30508694	0.00	4.80000%	0.00	4.80000%	10	11/21/25	05/06/25	12/11/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	5,274.85	0.00	0.00	0.00	0.00	105,919.09	0.00	0.00	0.00	0.00
18A6	0.00	0.00	2,368.06	0.00	0.00	(23,763.28)	0.00	0.00	497.64	0.00	0.00	0.00
18A7	0.00	0.00	2,152.78	0.00	0.00	(21,602.98)	0.00	0.00	452.40	0.00	0.00	0.00
44	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,795.69	0.00	0.00	(45,366.26)	0.00	105,919.09	950.04	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		76,298.56

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Supplemental Notes
None

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